Consolidated Statements of Operations - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales and operating revenues:
Used vehicle sales, net		$ 796,915,000	$ 341,989,000	$ 124,972,000
Wholesale vehicle sales		28,514,000	10,163,000	3,743,000
Other sales and revenues, including $8,947, $460 and $0, respectively, from related parties		33,441,000	12,996,000	1,677,000
Net sales and operating revenues		858,870,000	365,148,000	130,392,000
Cost of sales		790,779,000	345,951,000	129,046,000
Gross profit		68,091,000	19,197,000	1,346,000
Selling, general and administrative expenses		223,400,000	108,676,000	36,678,000
Interest expense, including $1,382, $0 and $0, respectively, to related parties		7,659,000	3,587,000	1,412,000
Other expense, net		1,348,000	46,000	36,000
Net loss before income taxes		(164,316,000)	(93,112,000)	(36,780,000)
Income tax provision		0	0	0
Net loss		(164,316,000)	(93,112,000)	(36,780,000)
Less: net loss attributable to non-controlling interests		(101,475,000)	0	0
Net loss attributable to Carvana Co.		(62,841,000)	(93,112,000)	(36,780,000)
Less: dividends on Class A convertible preferred stock		413,000
Less: accretion of beneficial conversion feature on Class A convertible preferred stock		1,237,000	0	0
Net loss attributable to Class A common stockholders		$ (64,491,000)	$ (93,112,000)	$ (36,780,000)
Class A
Sales and operating revenues:
Net loss per share of Class A common stock, basic and diluted (in dollars per share)	[1]	$ (1.31)	$ (0.68)	$ (0.27)
Weighted-average shares of Class A common stock, basic and diluted (in shares)	[1],[2]	15,241	15,000	15,000

[1]	Amounts for periods prior to the initial public offering have been retrospectively adjusted to give effect to 15.0 million shares of Class A common stock issued in the initial public offering and the Organizational Transactions described in Note 1.
[2]	Weighted-average shares of Class A common stock outstanding have been adjusted for unvested restricted stock awards.